REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
Neuberger Berman Equity Funds
New York, New York
In planning and performing our audits of the financial statements of Neuberger Berman Intrinsic Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger
Berman Mid Cap Intrinsic Value Fund, Neuberger
Berman Multi-Cap Opportunities Fund, Neuberger
Berman Small Cap Growth Fund, and Neuberger
Berman Sustainable Equity Fund (the "Funds"), each a
series of Neuberger Berman Equity Funds (the "Trust")
as of and for the year ended August 31, 2020, in
accordance with the standards of the Public Company Accounting Oversight Board (United States), we
considered their internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance
regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance
regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements. Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or combination of deficiencies,
in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on
a timely basis.
Board of Trustees and Shareholders
Neuberger Berman Equity Funds
Page Two
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Trust's
internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of August 31, 2020.
This report is intended solely for the information and use of management, Shareholders and Board of Trustees of Neuberger Berman Equity Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified
parties.
/s/ TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 19, 2020